SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION [abstract]
Disclosure of segment information

6.         SEGMENT INFORMATION

(a)    Segment results

The Group is engaged worldwide in the upstream operating activities of the conventional oil and gas, shale oil and gas, oil sands and other unconventional oil and gas business. The Group reports the business through three operating and reporting segments: E&P, trading business and corporate. The division of these operating segments is made because the Group’s chief operating decision makers make decisions on resource allocation and performance evaluation by reviewing the financial information of these operating segments. The geographical information is separately disclosed in (b).

The following table presents the segment financial information of the Group for the years ended December 31, 2018, 2019 and 2020.

	E&P			Trading business			Corporate			Eliminations			Consolidated

	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020

External Revenue	174,671	179,654	128,847	52,610	53,093	26,362	430	452	163	-	-	-	227,711	233,199	155,372
Intersegment Revenue*	16,805	22,256	14,257	(16,805)	(22,256)	(14,257)	176	84	158	(176)	(84)	(158)	-	-	-

Total revenue	191,476	201,910	143,104	35,805	30,837	12,105	606	536	321	(176)	(84)	(158)	227,711	233,199	155,372

Segment profit/(loss) for the year	53,935	60,296	24,895	1,894	1,517	179	4,581	(776)	1,342	(7,735)	8	(1,460)	52,675	61,045	24,956

Amounts included in the measure of segment profit or loss
Operating expenses	(24,405)	(24,754)	(24,243)	-	-	-	-	-	-	17	19	3	(24,388)	(24,735)	(24,240)
Taxes other than income tax	(9,086)	(9,094)	(7,120)	-	-	1	(55)	(62)	(81)	-	-	-	(9,141)	(9,156)	(7,200)
Exploration expenses	(13,201)	(12,342)	(5,601)	-	-	-	-	-	-	66	-	-	(13,135)	(12,342)	(5,601)
Depreciation, depletion and amortization	(50,558)	(57,213)	(51,982)	(55)	(79)	(63)	(301)	(478)	(328)	76	71	67	(50,838)	(57,699)	(52,306)
Impairment and provision	(659)	(2,094)	(5,085)	-	-	-	(7)	-	(114)	-	-	-	(666)	(2,094)	(5,199)
Selling and administrative expenses	(5,359)	(6,124)	(6,857)	(296)	(199)	(188)	(1,816)	(1,757)	(1,863)	42	18	87	(7,429)	(8,062)	(8,821)
Interest income	478	759	871	3	4	2	1,385	1,104	1,059	(1,068)	(800)	(459)	798	1,067	1,473
Finance costs	(4,048)	(4,451)	(4,240)	(1)	(2)	(2)	(2,181)	(2,238)	(2,517)	1,068	826	569	(5,162)	(5,865)	(6,190)
Share of (losses)/profits of associates and a joint venture	(2)	31	(272)	-	-	-	(5,185)	971	(360)	-	-	-	(5,187)	1,002	(632)
Income tax expense	(23,552)	(21,551)	(10,311)	(4)	(7)	(5)	1,074	(3,046)	265	-	-	100	(22,482)	(24,604)	(9,951)

Other segment information
Investments in associates and a joint venture	661	20,447	19,450	-	-	-	24,040	25,043	22,916	-	-	-	24,701	45,490	42,366
Others	490,065	541,591	547,774	3,154	6,347	3,781	401,290	407,851	404,484	(232,829)	(243,548)	(277,130)	661,680	712,241	678,909

Segment assets	490,726	562,038	567,224	3,154	6,347	3,781	425,330	432,894	427,400	(232,829)	(243,548)	(277,130)	686,381	757,731	721,275

Segment liabilities	(336,370)	(384,359)	(404,959)	(2,125)	(4,535)	(2,244)	(138,232)	(152,870)	(201,981)	210,256	232,259	321,839	(266,471)	(309,505)	(287,345)

Capital expenditure	70,783	85,001	80,492	-	-	-	542	487	342	-	-	-	71,325	85,488	80,834

*   Certain oil and gas produced by the E&P segment are sold via the trading business segment. For the Group’s chief operating decision maker’s assessment of segment performance, these revenues are reclassified back to E&P segment.

(b)    Geographical information

The Group mainly engages in the exploration, development, production and sale of crude oil and natural gas in offshore China, Canada, the United States of America, the United Kingdom, Nigeria, Argentina, Indonesia, Uganda, Iraq, Brazil, Guyana, Russia and Australia etc.

In presenting the Group's geographical information, revenues from external customers are based on the location of the Group's customers, and non-current assets are attributed to the segments based on the location of the Group's assets. 71% (2019: 66%, 2018: 68%) of the Group's revenues are generated from PRC customers, and revenues generated from customers in other locations are individually less than 10%.

The following table presents certain non-current assets information for the Group's geographical information for the years ended December 31, 2018, 2019 and 2020.

	PRC			Canada			Others			Consolidated

	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020

Property, plant and equipment	173,846	197,115	224,742	92,386	92,537	86,251	147,151	150,902	135,675	413,383	440,554	446,668
Right-of-use assets	-	5,774	6,402	-	689	562	-	2,716	2,197	-	9,179	9,161
Investments in associates and a joint venture	3,947	4,649	4,865	-	-	2	20,754	40,841	37,499	24,701	45,490	42,366
Other non-current assets	8,827	9,275	11,027	636	405	287	79	41	46	9,542	9,721	11,360

(c)    Information about major customers

The current year's revenue of approximately RMB7,585 million (2019: approximately RMB19,126 million, 2018: approximately RMB13,329 million) was derived from sales by the E&P segment and the trading business segment to China Petroleum & Chemical Corporation. Sales to CNOOC, its subsidiaries (excluding the Group) and associates (the "CNOOC Group") are included in Note 32 (iii).